Financial Risk Management Objectives - Summary of Balance of Financial Assets and Liabilities Denominated in a Currency Different from the Company's Reporting Currency (Detail)
€ in Thousands, ฿ in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 THB (฿)	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 THB (฿)	Dec. 31, 2017 SGD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 AUD ($)	Aug. 13, 2014 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different	$ 168,097,000									$ 184,581,000
Financial liabilities denominated in a currency different	49,170,000									77,560,000							$ 0
Foreign currency risk [Member] | United States of America, Dollars (USD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different	21,529,000									15,610,000
Financial liabilities denominated in a currency different	$ 25,733,000									$ 47,662,000
Foreign currency risk [Member] | Thai Baht (THB) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different | ฿				฿ 349									฿ 354
Financial liabilities denominated in a currency different | ฿				฿ 30									฿ 30
Foreign currency risk [Member] | Singapore dollars (SGD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different					$ 170									$ 39
Financial liabilities denominated in a currency different					$ 62									$ 58
Foreign currency risk [Member] | Taiwan dollar (TWD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different		$ 5,227									$ 5,927
Financial liabilities denominated in a currency different		$ 4,872									$ 1,705
Foreign currency risk [Member] | Renminbi (RMB) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different | ¥			¥ 19									¥ 115,545
Financial liabilities denominated in a currency different | ¥			¥ 179									¥ 21,961
Foreign currency risk [Member] | Hong Kong, dollar (HKD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different						$ 20,005									$ 31,578
Financial liabilities denominated in a currency different						$ 43									$ 42
Foreign currency risk [Member] | Australian dollar (AUD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different							$ 66									$ 766
Foreign currency risk [Member] | Euro (EUR) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial liabilities denominated in a currency different | €								€ 199
Foreign currency risk [Member] | Japanese yen (JPY) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial liabilities denominated in a currency different | ¥									¥ 14,768